Commitments and Contingencies - Commitments (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Jul. 16, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 MXN ($)	Jun. 27, 2019 MXN ($)	Jun. 21, 2019 MXN ($)
Commitments and Contingencies
Commitments for programming rights		$ 82,200		$ 1,639,297
Commitments for transmission rights		818,900		16,337,216
Commitments for transmission rights to be sublicensed		88,700		1,769,602
Total aggregate commitments				1,732,382
Commitments for gaming operations				10,086
Commitments to acquire television technical equipment				120,956
Commitments to acquire software and related services				390,080
Construction commitments for building improvements and technical facilities				$ 1,211,260
Minimum annual commitments for the use of satellite transponders		$ 16,475
Number of years in which the Preponderant Economic Agent can be updated		2 years	2 years
Minimum content of broadcast on daily basis to be offered		50.00%	50.00%
Estimated financial effect of contingent tax liabilities	$ 289,821				$ 682,000
Percentage on commercial value of merchandise	70.00%
2021
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		$ 6,410
2022
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		4,163
2023
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		2,988
2024 and thereafter
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		2,914
IEPS
Commitments and Contingencies
Estimated financial effect of contingent tax liabilities						$ 1,334,000
Long-term credit facility
Commitments and Contingencies
Amount of future financing expected to provide in 2021			$ 79,797
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC") | Long-term credit facility
Commitments and Contingencies
Amount of future financing expected to provide in 2021		$ 4,000	$ 49,000